Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Consolidated Balance Sheets

As of December 31, 2025 and 2024, the Company stated the following amounts in the Company’s consolidated balance sheets:

	December 31, 2025	December 31, 2024
Assets
Right-of-use assets	$8,470	$23,698
Total	8,470	23,698

Liabilities
Operating lease liabilities, current	6,764	16,581
Operating lease liabilities, non-current	—	5,684
Total lease liabilities	$6,764	$22,265

Supplemental disclosure related to operating leases were as follows:

	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$20,471	$11,731

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

As of December 31, 2025	Operating Lease
For the year ended December 31, 2026	$6,824
Less: amounts representing interest	(60)
Present Value of future minimum lease payments	6,764
Less: Current obligations	(6,764)
Long term obligations	$-